Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Dividend proposed		kr 1.00	kr 1.00	kr 3.70	kr 3.40
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.00
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	One vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	One tenth of one vote per share
Treasury shares	37,057,039	50,265,499	62,192,390